Fees Summary	Feb. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 250,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,525.00
Total Offset Amount	24,907.69
Net Fee	$ 9,617.31